CONDENSED CONSOLIDATED CASH FLOW STATEMENT - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net Income	$ 21.7	$ 41.4	$ 27.1	$ 154.6	$ 152.6
Depreciation and amortization	16.4	17.3	85.4	69.2	57.6
Stock-based compensation expense	5.4	0.7	7.9	6.0	5.3
Provision for losses on accounts receivable and inventories			2.8	2.5	(11.1)
Deferred income taxes			(35.0)	(0.9)	(11.6)
Asset impairments			41.9	0.0	0.0
Amortization of debt issue costs and debt discount			0.4	0.0	0.0
Net (gain) loss on asset dispositions	(12.1)	1.5	6.7	3.4	0.1
Changes in operating assets and liabilities:
Accounts receivable	7.5	5.4	15.1	(19.5)	26.4
Inventories	(9.9)	(2.1)	(2.9)	14.3	(15.1)
Prepaid expenses and other assets	1.3	0.6	(4.8)	2.0	(0.9)
Accounts payable	36.5	(7.9)	4.5	15.1	8.0
Accrued expenses	(26.5)	(34.0)	0.9	(23.8)	(8.8)
Other	(0.6)	2.7	(2.1)	0.9	0.1
Cash Provided by Operating Activities	39.7	25.6	147.9	223.8	202.6
Investing Activities
Capital expenditures	(27.7)	(7.5)	(78.5)	(49.0)	(40.8)
Cash outflows for acquisitions			0.0	(2.2)	0.0
Deposit received on pending sale of assets			7.8	0.0	0.0
Proceeds from property dispositions	7.7	0.0	0.0	0.3	0.5
Cash Used in Investing Activities	(20.0)	(7.5)	(70.7)	(50.9)	(40.3)
Financing Activities
Debt proceeds	0.0	0.3	638.0	4.0	7.1
Debt issuance costs			(11.8)	0.0	0.0
Debt repayments	(1.0)	(2.9)	(13.8)	(67.9)	(31.2)
Spin-off cash distribution to Kimberly-Clark			(680.0)	0.0	0.0
Change in Kimberly-Clark's net investment	0.0	(24.4)
Net transfers from (to) Kimberly-Clark			93.3	(119.3)	(113.7)
Other	0.0	0.9	3.5	3.2	3.9
Cash Used in Financing Activities	(1.0)	(26.1)	29.2	(180.0)	(133.9)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1.5)	(0.3)	(1.5)	3.3	(0.6)
Increase (Decrease) in Cash and Cash Equivalents	17.2	(8.3)	104.9	(3.8)	27.8
Cash and Cash Equivalents - Beginning of Period	149.0	44.1	44.1	47.9	20.1
Cash and Cash Equivalents - End of Period	$ 166.2	$ 35.8	149.0	44.1	47.9
Supplemental Cash Flow Disclosure:
Cash paid for income taxes			$ 87.6	$ 74.2	$ 94.3